DISCONTINUED OPERATIONS - Additional information (Details) - Mining pool operation - Discontinued Operations $ / shares in Units, $ in Thousands	Dec. 28, 2023 USD ($) $ / shares
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Consideration	$ 5,000
Initial payment	3,000
Second payment	1,000
Third payment	$ 1,000
Consideration by retaining	71.37
Fair value of retained bitcoins	$ 3,000
Price per bitcoin | $ / shares	$ 42